As Filed with the  Securities  and  Exchange  Commission  on  November  3, 2000.
-------------------------------------------------------------------------------
                                                File Nos. 333-38176
                                                          811-6117

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 18

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 20

              ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE

                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE              DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY             DEAN WITTER REYNOLDS INC.
  OF NEW YORK                               TWO WORLD TRADE CENTER
3100 SANDERS ROAD, SUITE J5B                NEW YORK, NEW YORK 10048
NORTHBROOK, ILLINOIS  60062


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately upon filing pursuant to paragraph (b) of Rule 485 _X on November 6, 2000 pursuant to paragraph (b) of Rule 485
     _ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     __ on (date)  pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in the Allstate Life of New York Variable Annuity Account II

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a new variable sub-account that will be available under the deferred variable annuity contracts described in the registration statement and to make additional nonmaterial changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company Of New York
              Allstate Life of New York Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                    Allstate Variable Annuity 3 AssetManager
                       Prospectus dated September 25, 2000

This supplement amends the above-referenced prospectus for the Allstate Variable Annuity 3 AssetManager Contracts (the "Contracts"), offered by Allstate Life
Insurance Company of New York, to add a new Variable Sub-Account and to make additional nonmaterial changes. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

         The Contract offers 35 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "31" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "34" investment alternatives to "35" investment alternatives.


Page 8: Insert the following to the chart describing Fund Annual Expenses under the Section "Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares)":

    ---------------------------------- ----------------------- ---------------- -------------- --------------------
                                       Management Fees           12b-1 Fees        Other       Total Annual
    Portfolio                                                                     Expenses     Portfolio Expenses
    ---------------------------------- ----------------------- ---------------- -------------- --------------------
    ---------------------------------- ----------------------- ---------------- -------------- --------------------
    Information                                0.75%                0.25%          0.0232%           1.0232%
    ---------------------------------- ----------------------- ---------------- -------------- --------------------


Page 8: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown in the table are for the year ended December 31, 1999, unless otherwise noted. Figures for the Information Portfolio, which commenced operations on November 6, 2000, are based on estimates for the Portfolio's current fiscal year.

Page 9:  Insert the following as footnote (8):

         Prior to November 6, 2000, the Information Portfolio had not commenced operations. Morgan Stanley Dean Witter Advisors Inc. has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and waive the compensation provided in its management agreement with the Fund until such time as the Portfolio has $50 million in net assets or until April 5, 2001, whichever occurs first.

Page 10:  Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                     $27            $84            $143            $302
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 11:  Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                     $27            $84            $143            $302
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 16: Insert the following to the table describing the "investment objective" of each Fund to be included in the section titled "Morgan Stanley Dean Witter Variable Investment Series":

    -------------------------------------------------- ---------------------------------------------------------
    Portfolio:                                         Each Porfolio Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Information Portfolio                              Long-term capital appreciation
    -------------------------------------------------- ---------------------------------------------------------

                   Allstate Life Insurance Company Of New York
              Allstate Life of New York Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                    Allstate Variable Annuity 3 AssetManager
          Statement of Additional Information dated September 25, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Allstate Life of New York Variable Annuity 3 AssetManager Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add one new Variable Sub-Account.


In the section entitled "Standardized Total Returns," the last sentence in the fifth paragraph is deleted and replaced with the following:

         No standardized total returns are shown for the Variable Sub-Accounts marked with an asterisk (*) below which commenced operations on: May 1, 2000; September 25, 2000; or November 6, 2000, as indicated below.

In the table setting forth the dates on which the Variable Sub-Accounts commenced operations and following the Variable Sub-Account Aggressive Equity, insert:

         Variable Sub-Account                    Date

         Information*                            November 6, 2000

In the section entitled "Non-Standardized Total Returns," the third sentence in the sixth paragraph is deleted and replaced with the following:

In  addition,   no  standardized  total  returns  are  shown  for  the  Variable
Sub-Accounts which commenced operations on: May 1, 2000; September 25, 2000; and November 6, 2000, respectively.


In the first table in the section entitled "Adjusted Historical Returns" and following the Variable Sub-Account Aggressive Equity*, insert:

Variable Sub-Account                             Inception Date of
                                               Corresponding Portfolio

Information*                                   November 6, 2000


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:


Variable Sub-Account        One Year         Five Years         10 Years or
                                                               Since Inception

MSDW Information                N/A              N/A                   N/A

                   Allstate Life Insurance Company Of New York
              Allstate Life of New York Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                          Allstate Variable Annuity II
                          Prospectus dated May 1, 2000

This supplement amends the above-referenced prospectus for the Allstate Variable Annuity II Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add a new Variable Sub-Account and to make additional nonmaterial changes. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

         The Contract offers 36 investment alternatives ("investment alternatives"). The investment alternatives include 4 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "31" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "35" investment alternatives to "36" investment alternatives.


Page 8: Insert the following to the chart describing Fund Annual Expenses under the Section "Morgan Stanley Dean Witter Variable Investment Series":

    ---------------------------------- ----------------------- ---------------- -------------- --------------------
                                       Management Fees           12b-1 Fees        Other       Total Annual
    Portfolio                                                                      Expenses    Portfolio Expenses
    ---------------------------------- ----------------------- ---------------- -------------- --------------------
    ---------------------------------- ----------------------- ---------------- -------------- --------------------
    Information                                0.75%                 --            0.0232%          0.7732%
    ---------------------------------- ----------------------- ---------------- -------------- --------------------


Page 8: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown are for each Fund's most recently completed fiscal year, unless otherwise noted. Figures for the Information Portfolio, which commenced operations on November 6, 2000, are based on estimates for the Portfolio's current fiscal year.

Page 9:  Insert the following as footnote (8):

         Prior to November 6, 2000, the Information Portfolio had not commenced operations. Morgan Stanley Dean Witter Advisors Inc. has agreed to assume all operating expenses (except for brokerage fees) and waive the compensation provided in its management agreement with the Fund until such time as the Portfolio has $50 million in net assets or until April 5, 2001, whichever occurs first.

Page 10:  Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                    $66            $99            $133            $267
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 11:  Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                    $24            $73            $125            $267
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 16: Insert the following to the table describing the "investment objective" of each Fund to be included in the section titled "Morgan Stanley Dean Witter Variable Investment Series":

    -------------------------------------------------- ---------------------------------------------------------
    Portfolio:                                         Each Portfolio Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Information Portfolio                              Long-term capital appreciation
    -------------------------------------------------- ---------------------------------------------------------

Appendix A: Insert "Information" into the list of Variable Sub-Accounts which had not commenced operations as of the date of this prospectus and for which no Accumulation Unit data is shown in the sixth sentence of the footnote (*) on page 36.




                   Allstate Life Insurance Company Of New York
              Allstate Life of New York Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                          Allstate Variable Annuity II
              Statement of Additional Information dated May 1, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Allstate Life of New York Variable Annuity II Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add one new Variable Sub-Account.


In the section entitled "Standardized Total Returns," insert "Information" into the list of Variable Sub-Accounts which had not commenced operations as of the date of this prospectus and for which no standardized total returns are shown in the last sentence.


In the table setting forth the dates on which the Variable Sub-Accounts commenced operations and following the Variable Sub-Account Aggressive Equity, insert:

         Variable Sub-Account                         Date

         Information                                  November 6, 2000

Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Standardized Total Returns and under Non-Standardized Total Returns:


Variable Sub-Account      One Year       Five Years         10 Years or
                                                           Since Inception

MSDW Information            N/A             N/A                   N/A


In the section entitled "Non-Standardized Total Returns," insert "Information" into the list of Variable Sub-Accounts which had not commenced operations as of the date of this prospectus and for which no non-standardized annualized total returns are shown in the last sentence.


In the first table in the section entitled "Adjusted Historical Returns" and following the Variable Sub-Account Aggressive Equity, insert:

Variable Sub-Account                                 Inception Date of
                                                   Corresponding Portfolio

Information                                        November 6, 2000


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:


Variable Sub-Account       One Year         Five Years        10 Years or
                                                             Since Inception

Information                  N/A               N/A                N/A

PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amended Registration Statement and has caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 1st day of November, 2000.


                            ALLSTATE LIFE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT II

                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY

                                   OF NEW YORK

                                   (DEPOSITOR)

                                   By: /s/Michael J. Velotta
                                   -------------------------
                                   Michael J. Velotta
                                   Vice President, Secretary and
                                             General Counsel

As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 1st day of November, 2000.

*/THOMAS J. WILSON, II                      President and Director
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
Michael J. Velotta                          Counsel and Director

*/KEVIN R. SLAWIN                           Vice President
Kevin R. Slawin                             (Principal Financial Officer)

*/SAMUEL H. PILCH                           Controller
Samuel H. Pilch                             (Principal Accounting Officer)

*/MARCIA D. ALAZRAKI                        Director
Marcia D. Alazraki

*/MARGARET G. DYER                          Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
Marla G. Friedman

*/VINCENT A. FUSCO                          Director and Chief Operations
Vincent A. Fusco                            Officer

*/CLEVELAND JOHNSON, JR.                    Director
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                            Director
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                        Director
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                        Director
John R. Raben, Jr.

*/SALLY A. SLACKE                           Director
Sally A. Slacke

*/STEVEN C. VERNEY                          Director
Steven C. Verney

*/PATRICIA W. WILSON                        Director and Vice President
Patricia W. Wilson


*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed.